Earnings per Share (Tables)	12 Months Ended
Apr. 30, 2018
Text block1 [abstract]
Denominator for Calculation of Income (Loss) Per Share

The denominator for the calculation of income (loss) per share, being the weighted average number of shares, is calculated as follows:

For the years ended	April 30, 2018	April 30, 2017
Issued common share, beginning of year	49,146,851	49,146,851
Weighted average issuances	73,973	—

Basic weighted average common shares	49,220,824	49,146,851
Effect of dilutive warrants and options	—	—

Diluted weighted average common shares	49,220,824	49,146,851